Borrowings (Details Narrative) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Jun. 30, 2026 INR (₨)
IfrsStatementLineItems [Line Items]
Nominal value				₨ 1
Issuance of bank guarantees	$ 28,844	₨ 2,706,453	₨ 2,479,568	₨ 8,716,246
Sale bill discounting [member] | ICICI Bank [Member]
IfrsStatementLineItems [Line Items]
Nominal value
Percentage of fixed deposits	20.00%	20.00%
Issuance of bank guarantees
Bank guarantee			121,000
Sale bill discounting [member] | Axis Bank [Member]
IfrsStatementLineItems [Line Items]
Nominal value		₨ 820,000	820,000
Percentage of fixed deposits	20.00%	20.00%
Issuance of bank guarantees		₨ 344,000	156,600
Sale bill discounting [member] | Federal Bank [Member]
IfrsStatementLineItems [Line Items]
Nominal value		₨ 850,000	600,000
Percentage of fixed deposits	20.00%	20.00%
Issuance of bank guarantees		₨ 304,400	100,000
Sale bill discounting [member] | IDFC Bank [Member]
IfrsStatementLineItems [Line Items]
Nominal value		₨ 650,000	650,000
Percentage of fixed deposits	20.00%	20.00%
Issuance of bank guarantees		₨ 41,000	158,400
Bank guarantee		200,000	150,000
Sale bill discounting [member] | Yes Bank [member]
IfrsStatementLineItems [Line Items]
Nominal value		₨ 50,000	200,000
Percentage of fixed deposits	20.00%	20.00%
Issuance of bank guarantees		₨ 50,000
Bank Guarantee [member] | ICICI Bank [Member]
IfrsStatementLineItems [Line Items]
Nominal value			₨ 150,000
Bank Guarantee [member] | Federal Bank [Member]
IfrsStatementLineItems [Line Items]
Nominal value		₨ 100,000